Offerings	Aug. 26, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share (1)(2)(3)
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.01 per share (2)(4)
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities (2)(5)
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants (2)(6)
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units (2)(7)
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933 (Securities Act), as amended, the common shares being registered hereunder include such indeterminate number of shares as may be issuable as a result of stock splits, stock dividends or similar transactions or as a result of the operation of anti-dilutive provisions and adjustments to conversion ratios. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to instructions on Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. In no event will the aggregate offering price of all securities sold by EuroDry Ltd. pursuant to this registration statement exceed $200,000,000. (3) Preferred stock purchase rights are not currently separable from the common stock and are not currently exercisable. The value attributable to the preferred stock purchase rights, if any, will be reflected in the market price of the common stock. (4) There is being registered hereunder an indeterminate number of preferred shares as may from time to time be sold at indeterminate prices not to exceed the aggregate offering price of $200,000,000 for all securities sold by EuroDry Ltd. pursuant to this registration statement. (5) If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed the aggregate offering price of $200,000,000 for all securities sold by EuroDry Ltd. pursuant to this registration statement. (6) There is being registered hereunder an indeterminate number of warrants as may from time to time be sold at indeterminate prices not to exceed the aggregate offering price of $200,000,000 for all securities sold by EuroDry Ltd. pursuant to this registration statement. (7) There is being registered hereunder an indeterminate number of units as may from time to time be sold at indeterminate prices not to exceed the aggregate offering price of $200,000,000 for all securities sold by EuroDry Ltd. pursuant to this registration statement. Units may consist of any combination of the securities registered hereunder. (8) Determined in accordance with Section 6(b) of the Securities Act to be $27,620 which is equal to 0.0001381 multiplied by the proposed maximum aggregate offering price of $200,000,000 for newly registered securities. (9) EuroDry Ltd. previously filed a Registration Statement on Form F-3 with the Securities and Exchange Commission on July 14, 2023 (File No. 333-273254), which was declared effective on July 27, 2023 (Prior Registration Statement), that registered an aggregate of $200,000,000 of an indeterminate number of securities to be offered by EuroDry Ltd. from time to time. Of the $200,000,000 of securities registered on the Prior Registration Statement for which EuroDry Ltd. paid a filing fee of $22,040 in connection therewith, $200,000,000 of the securities remain unsold, leaving $22,040 in previously paid fees available for future offset (calculated at the fee rate in effect on the filing date of the Prior Registration Statement). In accordance with Rule 457(p) under the Securities Act, EuroDry Ltd. is using $22,040 of the unused filing fees to offset the filing fee payable in connection with this filing. Accordingly, an additional registration fee of $5,580 is due to be paid at this time. The offerings under the Prior Registration Statement were effectively terminated on July 27, 2026.